The breakdown of the balance of Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension fund provisions and similar requirements	R$ 2,728,126	R$ 3,929,265	R$ 4,960,620
Provisions for lawsuits and administrative proceedings, commitments and other provisions	8,876,356	9,885,713	11,371,205
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	496	496	103,272
Judicial and administrative proceedings	7,668,914	8,648,892	9,226,735
Of which:
Civil	3,231,004	3,429,155	3,201,061
Labor	2,071,811	2,886,990	3,504,296
Tax and Social Security	2,366,099	2,332,747	2,521,378
Provisions for contingent commitments (Note 22.b.1)	908,027	724,779	683,918
Others provisions	298,919	511,546	1,357,280
Total	R$ 11,604,482	R$ 13,814,978	R$ 16,331,825